Consolidated Statement of Changes in Stockholder's Deficit - USD ($)		Common Stock [Member]	Preferred Series A [Member]	Preferred Series B [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	[1]	$ 33,229	$ 40,118	$ 20,237	$ 19,858,084		$ (28,536,492)	$ (8,584,824)
Balance, shares at Dec. 31, 2012	[1]	33,229,093	40,118,013	20,237,459
Stock based compensation					$ 9,877			$ 9,877
Stock option exercise, shares
Stock based compensation - warrants								$ 9,877
Net loss							$ (4,361,165)	(4,361,165)
Balance at Dec. 31, 2013		$ 33,229	$ 40,118	$ 20,237	$ 19,867,961		$ (32,897,657)	(12,936,112)
Balance, shares at Dec. 31, 2013		33,229,093	40,118,013	20,237,459
Issuance of common stock		$ 6,277			3,916,823			$ 3,923,100
Issuance of common stock, shares		6,276,960
Effect of reverse merger		$ 5,548	$ (40,118)	$ (20,237)	54,807
Effect of reverse merger, shares		5,548,404	(40,118,013)	(20,237,459)
Stock based compensation								$ 11,667,361
Stock option exercise		$ 5			693			$ 698
Stock option exercise, shares		4,506						4,506
Conversion of 2013 notes payable		$ 14,447			9,014,813			$ 9,029,260
Conversion of 2013 notes payable, shares		14,446,777
Conversion of 2014 notes payable		$ 3,353			2,092,554			2,095,907
Conversion of 2014 notes payable, shares		3,353,437
Common stock grants to consultant		$ 250			87,250			87,500
Common stock grants to consultant, shares		250,000
Common stock grants to independent directors		$ 777			705,457			706,234
Common stock grants to independent directors, shares		776,753
Stock based compensation - warrants					5,250,540			5,250,540
Stock based compensation - options					$ 5,917,351			5,917,351
Deferred compensation						$ (294,264)		(294,264)
Net loss							$ (16,994,625)	(16,994,625)
Balance at Dec. 31, 2014		$ 63,886			$ 46,908,249	$ (294,264)	$ (49,892,282)	(3,214,411)
Balance, shares at Dec. 31, 2014		63,885,930
Stock based compensation								$ 1,277,509
Stock option exercise, shares
Net loss								$ (1,700,420)
Balance at Jun. 30, 2015								$ (2,512,100)

[1]	*December 31, 2013 retroactively adjusted to reflect effects of the reverse acquisition transaction.